Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 6,961	$ 5,740
Work-in-progress	3,698	3,404
Finished goods	2,274	1,544
Total inventories	12,933	10,688
Balance at beginning of the year	3,570	3,635	$ 3,887
(Usage) additional charges, net	296	(65)	(252)
Written off	(232)
Balance at the end of the year	$ 3,634	$ 3,570	$ 3,635